5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES (Details) - CAD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Details
Advances received for contracts in progress, Alvito property	$ 1,734,369
Marateca property write off		$ 1,096,840
Marateca property termination write off		33,844
Slivovo license writeoff		$ 143,154